INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventories	Inventories consisted of the following:

	As of December 31,
	2011	2012
Raw materials	$12,026	$13,955
Work-in-progress	19,417	14,666
Finished goods	13,908	19,153

Total	$45,351	$47,774